Capital and other commitments	12 Months Ended
Dec. 31, 2017
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Capital and other commitments

29. Capital and other commitments

	2017 $m	2016 $m
Contracts placed for expenditure not provided for in the Financial Statements:
Property, plant and equipment	18	11
Intangible assets	86	86

	104	97

The Group has also committed to invest in a number of its associates, with an estimated outstanding commitment of $33m at 31 December 2017 (2016: $36m) based on current forecasts. A loan facility of $5m (2016: $nil) has also been made available to a hotel owner which was undrawn at 31 December 2017.